Stock-based Compensation - Additional Information (Details) - USD ($)							3 Months Ended			6 Months Ended	12 Months Ended
	Mar. 08, 2023	Jan. 01, 2023	Jul. 01, 2022	Jan. 21, 2022	Nov. 22, 2021	Sep. 20, 2021	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Sep. 14, 2023
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation							$ 3,509,000		$ 5,328,000		$ 11,574,000	$ 55,904,000
Description of reverse stock split							all share and per share amounts below have been restated to give effect to the Reverse Stock Split on September 13, 2023. For the impact of the Reverse Stock Split on prior period comparable share and per share amounts and additional information related to the Reverse Stock Split				all share and per share amounts below have been restated to give effect to the Reverse Stock Split on September 13, 2023. For the impact of the Reverse Stock Split on prior period comparable share and per share amounts and additional information related to the Reverse Stock Split
Award granted							15,494		702,386		1,312,963	132,802
Proceeds from issuance											$ 7,133,000	$ 0
Aggregate Intrinsic value exercised											31,600	1,200,000
Stock-based compensation expense							$ 3,509,000		$ 5,328,000		11,574,000	$ 55,904,000
Unvested aggregate intrinsic value											122,787,000
Milestones B
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Unrecognized Stock Based Compensation Expense											3,600,000
Stock-based compensation expense								$ 6,800,000
Milestones C
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Unrecognized Stock Based Compensation Expense											24,600,000
Previously Reported [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Award granted									10,535,783			1,992,027
Stock-Based Awards [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Weighted average period expected to be recognized							2 years 3 days
Unrecognized Stock Based Compensation Expense							$ 20,600,000
Restricted Stock Units (RSUs) [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Unrecognized Stock Based Compensation Expense											17,700,000
Fair value							100,000				1,300,000
Unvested aggregate intrinsic value							$ 300,000				1,400,000
Performance Based Stock Option [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Award granted							0
Unrecognized Stock Based Compensation Expense											$ 0
PSUs [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Award granted			292,145	52,355	523,557
Description of PSUs vesting period											PSUs are subject to certain performance-based and service-based vesting conditions and would vest over four years with 25% of awards vesting on July 1, 2022, and the remaining 75% vesting quarterly over the remaining 12 quarters beginning on November 15, 2022, only for the portion of PSUs that is eligible to become vested which will be determined based upon timely satisfaction of performance conditions.
Compensation cost							$ 0		$ 100,000		$ 0	$ 100,000
Executive Officer | Performance Based Stock Option [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Award granted						873,745
Performance Stock Options, granted		650,809
Executive Officer | Performance Based Stock Option [Member] | Previously Reported [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Award granted						13,016,178
Performance Stock Options, granted		9,762,133
Inventories [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation											0	$ 100,000
2021 Omnibus Incentive Plan [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Increase in number of common shares reserved for future issuance													1,607,362
Percentage of Sum of Number of Shares										5.00%
Proceeds from issuance											$ 1,839,544
2021 Omnibus Incentive Plan [Member] | Common Class A [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance										36,800,000
Additional common shares reserved for future issuance										26,648,738
2021 Omnibus Incentive Plan [Member] | PSUs [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Number of shares issued to employees					1,047,115
2021 Omnibus Incentive Plan [Member] | Minimum [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Award Issuance Year											2022
2021 Omnibus Incentive Plan [Member] | Maximum [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Award Issuance Year											2031
2021 Employee Stock Purchase Plan [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Increase in number of common shares reserved for future issuance										558,077
Percentage of Sum of Number of Shares										1.00%
Proceeds from issuance							$ 481,866				$ 558,077
Eligible Employees Shares Offering Period										24 months
Discount on Shares Purchased							15.00%			15.00%
Shares Issued							76,191				98,601	31,463
Unrecognized Stock Based Compensation Expense							$ 0				$ 22,200
Cost Over Weighted Average Period											14 days
Payments of Stock Issuance Costs							$ 10,000.00
2021 Employee Stock Purchase Plan [Member] | Common Class A [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance										5,000,000
Additional common shares reserved for future issuance										5,322,105
2021 Employee Stock Purchase Plan [Member] | Minimum [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Award Issuance Year												2022
2021 Employee Stock Purchase Plan [Member] | Maximum [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Award Issuance Year												2031
2023 Bonus Incentive Plan [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	353,333
Reversal of accrued costs									$ 700,000		$ 6,000,000
2023 Bonus Incentive Plan [Member] | Performance Based Stock Option [Member] | Previously Reported [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Proceeds from issuance	$ 5,300,000